Investment Objectives and Goals - Wilshire Global Allocation Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Wilshire Global Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Wilshire Global Allocation Fund (the “Global Allocation Fund” or the “Fund”) seeks to realize a high long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income, which includes dividends, interest, discount accruals and capital appreciation.